Consolidated Balance Sheet Components - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 03, 2021	Dec. 31, 2021	Oct. 14, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 19, 2021	Jan. 18, 2021
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense		$ 800	$ 4,400		$ 2,700
Amortization expense of capitalized internal-use software placed in service		400	3,600		900
Capitalized computer software					19,800
Capitalized computer software placed in service					17,400
Software license obligation, current		0		$ 0	675
Impairment of long-lived assets		1,196	$ 3,598		15,292
Default resource contribution		15,200		15,200	35,400
Bakkt Trust
Property, Plant and Equipment [Line Items]
Default resource contribution						$ 15,200	$ 35,400
Default resource contribution, amount returned	$ 20,200
Cash margins (less than)		100		100
License Agreements
Property, Plant and Equipment [Line Items]
Software license obligation, current		700		700
Impairment of long-lived assets		1,200			1,400
Fair value of impaired asset		0		$ 0	0
Income from extinguishment of software license liability		$ 1,300
Term of software license agreement				5 years
Internal use software
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets					11,500
Fair value of impaired asset					0
Purchased software
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets					2,500
Fair value of impaired asset					$ 0